Note 16 - Capital and Financial Risk Management - Gains and Losses on the Investment Portfolio (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended			72 Months Ended
	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Statement Line Items [Line Items]
Realized net gain (loss)		$ 89,838	$ 1,500	$ 116,561
Net gain (loss) on investment portfolio		3,243	15,946	0	$ 34,200
Kunlun Tech Limited and Keeneyes Future Holding Inc. [member]
Statement Line Items [Line Items]
Realized net gain (loss)	$ 15,500	37,564	(18,375)	6,752
Change in unrealized net gain (loss)	15,000	(34,321)	34,321	(11,696)
Net gain (loss) on investment portfolio	$ 500	$ 3,243	$ 15,946	$ (4,944)